Consolidated Statement of Cash Flow (Schedule of Non-cash Transactions Related to the Consolidated Statement of Cash Flow) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENT OF CASH FLOWS.
Increase (Decrease) in asset retirement obligation	$ 7,374	$ (4,942)	$ (651)
Increase (Decrease) in provisions for other long-term liabilities	2,370	(2,616)	(443)
Purchase of property, plant and equipment	(7,864)	7,864
Additions / changes in estimates of right-of-use assets	$ 137	$ 22,462	$ 5,288